SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Raw Material	$ 977,905	$ 805,574
Work in Process		2,242
Total	977,905	807,820	$ 880,204
Less reserve for excess or obsolete inventory	(250,000)	(250,000)	(250,000)
Inventory	$ 727,905	557,820	630,204
Raw Materials [Member]
Inventory [Line Items]
Total		805,574	848,464
Work in Process [Member]
Inventory [Line Items]
Total		$ 2,246	$ 31,740